Trade and other receivables - Charged into restricted bank accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables
Beginning balance	$ 1,058	$ 1,092	$ 359
Increase in restricted bank accounts	8,877	0	733
Decrease in restricted bank accounts	(33)	(34)	0
Final balance	$ 9,902	$ 1,058	$ 1,092